Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 4,310	$ 4,225	$ 4,089
Selling, general and administrative	834	814	810
Research and development	234	255	238
Separation and divestiture costs	24	0	0
Restructuring	13	6	6
Other operating expense, net	0	4	1
Total operating expenses	3,309	3,303	3,187
Operating income	1,001	922	902
Interest expense, net	285	289	341
Foreign exchange loss (gain), net	75	36	(66)
Other non-operating expense, net	12	7	98
Total non-operating expenses	372	333	373
Income from continuing operations before provision for income taxes	629	589	529
Provision for income taxes	322	175	274
Income from continuing operations	307	414	255
Income from discontinued operations, net of tax	0	0	24
Gain on sale of discontinued operations, net of tax	0	0	391
Income from discontinued operations	0	0	415
Net income	307	414	670
Less: Net income attributable to non-controlling interests from continuing operations	151	139	190
Less: Net loss attributable to non-controlling interests from discontinued operations	0	0	(2)
Net income attributable to IGT PLC	$ 156	$ 275	$ 482
Net income from continuing operations attributable to IGT PLC per common share - basic (in dollars per share)	$ 0.78	$ 1.36	$ 0.32
Net income from continuing operations attributable to IGT PLC per common share - diluted (in dollars per share)	0.77	1.35	0.31
Net income attributable to IGT PLC per common share - basic (in dollars per share)	0.78	1.36	2.35
Net income attributable to IGT PLC per common share - diluted (in dollars per share)	$ 0.77	$ 1.35	$ 2.33
Weighted average shares - basic (in shares)	200	202	205
Weighted average shares - diluted (in shares)	203	203	207
Service
Revenue	$ 3,347	$ 3,359	$ 3,483
Cost of services and product sales	1,630	1,671	1,754
Product
Revenue	963	866	606
Cost of services and product sales	$ 573	$ 554	$ 377